Quarterly Holdings Report
for
Fidelity® China Region Fund
January 31, 2022
HKC-NPRT1-0422
1.813032.117
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.7%
Entertainment - 2.1%
Bilibili, Inc. ADR (a)(b)	606,500	21,403,385
NetEase, Inc.	546,100	11,402,291
		32,805,676
Interactive Media & Services - 9.6%
Tencent Holdings Ltd.	2,387,700	149,618,727
TOTAL COMMUNICATION SERVICES		182,424,403
CONSUMER DISCRETIONARY - 22.4%
Auto Components - 0.3%
Beijing Sinohytec Co. Ltd. (A Shares) (a)	130,983	4,394,899
Automobiles - 3.9%
Great Wall Motor Co. Ltd. (H Shares)	4,248,500	11,526,561
Guangzhou Automobile Group Co. Ltd. (H Shares)	9,646,000	9,475,111
Li Auto, Inc.:
ADR (a)	527,700	13,767,693
Class A (a)	249,800	3,065,303
XPeng, Inc. ADR (a)	658,300	23,099,747
		60,934,415
Hotels, Restaurants & Leisure - 1.7%
Galaxy Entertainment Group Ltd. (a)	1,578,000	9,138,613
Sands China Ltd. (a)	2,905,600	8,102,127
Trip.com Group Ltd. ADR (a)	330,400	8,791,944
		26,032,684
Internet & Direct Marketing Retail - 13.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	709,400	89,235,426
JD.com, Inc.:
Class A (a)	113,700	4,309,391
sponsored ADR (a)	113,800	8,521,344
Meituan Class B (a)(c)	2,088,988	62,323,585
Pinduoduo, Inc. ADR (a)	220,605	13,201,003
Prosus NV	444,619	36,765,615
		214,356,364
Leisure Products - 0.3%
Bafang Electric Suzhou Co. Ltd. (A Shares)	150,700	4,884,939
Specialty Retail - 0.5%
China International Travel Service Corp. Ltd. (A Shares)	140,300	4,605,283
Dufry AG (a)	70,723	3,665,013
		8,270,296
Textiles, Apparel & Luxury Goods - 1.9%
Anta Sports Products Ltd.	211,400	3,174,228
Li Ning Co. Ltd.	515,500	5,030,250
LVMH Moet Hennessy Louis Vuitton SE	25,400	20,862,987
		29,067,465
TOTAL CONSUMER DISCRETIONARY		347,941,062
CONSUMER STAPLES - 4.0%
Beverages - 1.7%
Kweichow Moutai Co. Ltd. (A Shares)	75,345	22,540,021
Wuliangye Yibin Co. Ltd. (A Shares)	125,400	3,950,386
		26,490,407
Food Products - 1.5%
Angel Yeast Co. Ltd. (A Shares)	1,395,020	12,637,769
Unified-President Enterprises Corp.	4,539,000	11,133,762
		23,771,531
Household Products - 0.5%
C&S Paper Co. Ltd. (A Shares)	2,962,302	6,962,854
Personal Products - 0.3%
Proya Cosmetics Co. Ltd. (A Shares)	190,900	5,108,375
TOTAL CONSUMER STAPLES		62,333,167
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
China Oilfield Services Ltd. (H Shares)	9,464,000	9,307,471
FINANCIALS - 13.9%
Banks - 6.6%
China Construction Bank Corp. (H Shares)	42,791,610	32,836,080
China Merchants Bank Co. Ltd. (H Shares)	445,500	3,723,546
E.SUN Financial Holdings Co. Ltd.	9,709,225	10,218,215
Hang Seng Bank Ltd.	866,200	17,148,870
Industrial & Commercial Bank of China Ltd. (H Shares)	63,863,000	38,691,120
		102,617,831
Capital Markets - 1.2%
Hong Kong Exchanges and Clearing Ltd.	327,900	18,715,134
Diversified Financial Services - 0.6%
Far East Horizon Ltd.	10,248,500	8,837,234
Insurance - 5.5%
AIA Group Ltd.	6,683,400	69,773,442
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,800	17,656
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,024,000	16,062,109
		85,853,207
TOTAL FINANCIALS		216,023,406
HEALTH CARE - 4.3%
Biotechnology - 1.4%
Akeso, Inc. (a)(c)	1,320,000	3,585,521
Innovent Biologics, Inc. (a)(c)	1,021,000	4,323,736
Jacobio Pharmaceuticals Group Co. Ltd. (a)(c)	2,130,600	2,550,596
Zai Lab Ltd. (a)	98,600	4,657,394
Zai Lab Ltd. ADR (a)	136,100	6,760,087
		21,877,334
Health Care Equipment & Supplies - 0.7%
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(c)	1,091,500	2,457,859
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	167,315	8,544,026
		11,001,885
Health Care Technology - 0.1%
Medlive Technology Co. Ltd. (c)	420,500	682,732
Life Sciences Tools & Services - 1.2%
Pharmaron Beijing Co. Ltd. (H Shares) (c)	265,800	3,381,482
Wuxi Biologics (Cayman), Inc. (a)(c)	1,500,500	15,039,159
		18,420,641
Pharmaceuticals - 0.9%
Antengene Corp. (a)(c)	3,955,873	3,109,135
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	56,300	1,975,370
Hansoh Pharmaceutical Group Co. Ltd. (c)	4,450,000	9,173,282
		14,257,787
TOTAL HEALTH CARE		66,240,379
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(d)(e)	1,000	560,000
Air Freight & Logistics - 0.9%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	657,129	13,295,666
Electrical Equipment - 0.9%
Sungrow Power Supply Co. Ltd. (A Shares)	491,634	8,931,684
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,029,700	5,438,560
		14,370,244
Machinery - 2.6%
HIWIN Technologies Corp.	563,402	5,459,333
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,686,313	16,157,037
Weichai Power Co. Ltd. (H Shares)	3,298,000	5,984,656
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,089,584	12,410,929
		40,011,955
Professional Services - 0.2%
Guangzhou GRG Metrology & Test Co., Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/11/23 (a)(c)	943,091	3,502,236
Transportation Infrastructure - 0.6%
Hainan Meilan International Airport Co. Ltd. (a)	3,159,000	8,417,612
TOTAL INDUSTRIALS		80,157,713
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 0.6%
ZTE Corp. (H Shares)	3,426,000	9,257,877
Electronic Equipment & Components - 1.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,313,000	12,396,873
Unimicron Technology Corp.	1,014,000	7,607,715
		20,004,588
IT Services - 0.9%
TravelSky Technology Ltd. (H Shares)	7,260,000	13,605,553
Semiconductors & Semiconductor Equipment - 24.7%
eMemory Technology, Inc.	270,481	15,803,200
Hua Hong Semiconductor Ltd. (a)(c)	1,728,000	8,411,879
MediaTek, Inc.	1,408,000	55,968,895
Parade Technologies Ltd.	232,000	17,141,947
Taiwan Semiconductor Manufacturing Co. Ltd.	12,056,000	278,979,420
Win Semiconductors Corp.	636,000	7,885,194
		384,190,535
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	150,970	9,388,912
TOTAL INFORMATION TECHNOLOGY		436,447,465
MATERIALS - 3.7%
Chemicals - 0.2%
Weihai Guangwei Composites Co. Ltd. (A Shares)	341,358	3,889,067
Construction Materials - 0.3%
West China Cement Ltd.	24,944,000	4,201,396
Containers & Packaging - 1.3%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	3,860,071	19,932,081
Metals & Mining - 1.9%
Ganfeng Lithium Co. Ltd. (H Shares) (c)	293,600	4,665,403
Zijin Mining Group Co. Ltd. (H Shares)	19,118,000	24,819,189
		29,484,592
TOTAL MATERIALS		57,507,136
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Link (REIT)	879,811	7,553,631
Real Estate Management & Development - 3.3%
China Overseas Land and Investment Ltd.	2,431,000	7,175,041
China Resources Mixc Lifestyle Services Ltd. (c)	1,142,000	6,712,327
Jinke Smart Services Group Co. Ltd.	2,085,300	11,289,735
KE Holdings, Inc. ADR (a)	578,431	12,604,011
Longfor Properties Co. Ltd. (c)	1,855,500	11,130,827
Sunac China Holdings Ltd.	2,680,000	3,302,622
		52,214,563
TOTAL REAL ESTATE		59,768,194
TOTAL COMMON STOCKS (Cost $1,136,662,831)		1,518,150,396

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	275,211	2,730,093

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	38,752	5,760,872

TOTAL CONVERTIBLE PREFERRED STOCKS		8,490,965
Nonconvertible Preferred Stocks - 0.6%
INFORMATION TECHNOLOGY - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	169,130	9,511,800

TOTAL PREFERRED STOCKS (Cost $13,702,334)		18,002,765

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	19,029,758	19,033,564
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	10,275,430	10,276,458
TOTAL MONEY MARKET FUNDS (Cost $29,310,022)		29,310,022

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,179,675,187)	1,565,463,183
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(11,494,640)
NET ASSETS - 100.0%	1,553,968,543

Security Type Abbreviations
ELS	-	Equity-Linked Security

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,025,129 or 9.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,050,965 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	4,246,219
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,908,863
Space Exploration Technologies Corp. Class A	2/16/21	419,990

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	89,103,819	70,070,255	1,580	-	-	19,033,564	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	38,808,345	24,019,776	52,551,663	22,349	-	-	10,276,458	0.0%
Total	38,808,345	113,123,595	122,621,918	23,929	-	-	29,310,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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